Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory
Schedule of inventory

	December 31,
	2023	2024
Raw materials and work in progress	$12,134	10,721
Finished goods	6,256	6,178
	$18,390	16,899